Schedule I - Summary of Investments Other Than Investments in Related Parties (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	$ 6,160,459
Amount at which shown in the Balance Sheet	6,576,469
U.S. government and agencies
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	237,510
Fair value	294,831
Amount at which shown in the Balance Sheet	294,831
States, municipalities and political subdivisions
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	677,780
Fair value	725,984
Amount at which shown in the Balance Sheet	725,984
Foreign government
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	320,327
Fair value	381,616
Amount at which shown in the Balance Sheet	381,616
Public utilities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	818,055
Fair value	886,685
Amount at which shown in the Balance Sheet	886,685
All other corporate bonds
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	2,754,658
Fair value	2,878,904
Amount at which shown in the Balance Sheet	2,878,904
Residential mortgage-backed securities ("RMBS")
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	154,242
Fair value	159,919
Amount at which shown in the Balance Sheet	159,919
Commercial mortgage-backed securities ("CMBS")
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	166,927
Fair value	175,980
Amount at which shown in the Balance Sheet	175,980
Asset-backed securities ("ABS")
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	87,176
Fair value	88,507
Amount at which shown in the Balance Sheet	88,507
Redeemable preferred stock
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	9,026
Fair value	10,312
Amount at which shown in the Balance Sheet	10,312
Fixed income securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	5,225,701
Fair value	5,602,738
Amount at which shown in the Balance Sheet	5,602,738
Banks, Trust and Insurance Companies
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	1,392
Fair value	1,438
Amount at which shown in the Balance Sheet	1,438
Industrial, miscellaneous and all other
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	162,257
Fair value	201,184
Amount at which shown in the Balance Sheet	201,184
Equity securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Fair value	202,622
Mortgage loans
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	514,489
Fair value	534,241
Amount at which shown in the Balance Sheet	514,489
Policy loans
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	40,511
Amount at which shown in the Balance Sheet	40,511
Derivative instruments
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	1,076
Fair value	1,076
Amount at which shown in the Balance Sheet	1,076
Limited partnership interests
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	116,480
Amount at which shown in the Balance Sheet	116,480
Short-term investments
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	98,553
Fair value	98,553
Amount at which shown in the Balance Sheet	$ 98,553